Contingent Liabilities and Financial Commitments - Other contingencies - Additional Information (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
	Jun. 12, 2015 Cigarette	Dec. 31, 2018 GBP (£) ClassAction	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date		Mar. 09, 1999
Purchase agreement Amendment Date		May 11, 1999
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of cases affirmed in favour of defendants | ClassAction		3
SFRTI Indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Amount of dispute		£ 18.8	$ 24	€ 21
Winston Kool Salem Or Maverick
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date		Jun. 12, 2015
Cigarette brand subjected to indemnity | Cigarette	1